Risk management (Details 1) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Braskem's financial liabilities by maturity
Debentures	R$ 286,141
Liquidity risk
Braskem's financial liabilities by maturity
Trade payables	5,379,674
Borrowings	36,449,416
Debentures	425,296
Braskem Idesa borrowings	12,519,980
Derivatives	6,875
Loan to non-controlling shareholder of Braskem Idesa	1,756,600
Leniency agreement (Note 23.3)	2,333,896
At December 31, 2017	58,871,737
Until one year | Liquidity risk
Braskem's financial liabilities by maturity
Trade payables	5,119,937
Borrowings	1,256,574
Debentures	28,569
Braskem Idesa borrowings	820,282
Derivatives	6,875
Leniency agreement (Note 23.3)	257,347
At December 31, 2017	7,489,584
Between one and two years | Liquidity risk
Braskem's financial liabilities by maturity
Trade payables	259,737
Borrowings	3,963,839
Debentures	83,520
Braskem Idesa borrowings	1,832,863
Leniency agreement (Note 23.3)	325,299
At December 31, 2017	6,465,258
Between two and five years | Liquidity risk
Braskem's financial liabilities by maturity
Borrowings	6,708,910
Debentures	133,206
Braskem Idesa borrowings	2,250,575
Leniency agreement (Note 23.3)	1,007,348
At December 31, 2017	10,100,039
More than five years | Liquidity risk
Braskem's financial liabilities by maturity
Borrowings	24,520,093
Debentures	180,001
Braskem Idesa borrowings	7,616,260
Loan to non-controlling shareholder of Braskem Idesa	1,756,600
Leniency agreement (Note 23.3)	743,902
At December 31, 2017	R$ 34,816,856